3. Approval of financial statements	12 Months Ended
Dec. 31, 2019
Approval of Financial Statements [abstract]
Approval of financial statements	3. Approval of financial statements The approval and authorization for the issuance of these financial statements took place at the Board of Directors’ meeting held on June, 29, 2020.